Annual Total Returns [BarChart] - First Trust Municipal CEF Income Opportunity ETF - First Trust Municipal CEF Income Opportunity ETF	Jan. 04, 2021
Bar Chart Table:
2017	6.24%
2018	(4.28%)
2019	16.63%